Investment Objectives and Goals - Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF	Sep. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF®
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF® (the "Fund") seeks to provide exposure to the price of bitcoin.